Shareholder Report, Holdings (Details)	Feb. 28, 2026
Class I Shares [Member] | T-BILLS, AA+ [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.86%
Class I Shares [Member] | US Bank Admin & Margin, A-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Class I Shares [Member] | UBS Margin, A-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
Class I Shares [Member] | Merrill Lynch Margin, A-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%
Class I Shares [Member] | BOA Margin, A-2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
Class I Shares [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I Shares [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class I Shares [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Class I Shares [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Class I Shares [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Class I Shares [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class A Shares [Member] | T-BILLS, AA+ [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.86%
Class A Shares [Member] | US Bank Admin & Margin, A-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Class A Shares [Member] | UBS Margin, A-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
Class A Shares [Member] | Merrill Lynch Margin, A-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%
Class A Shares [Member] | BOA Margin, A-2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
Class A Shares [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class A Shares [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class A Shares [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Class A Shares [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Class A Shares [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class A Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Class C Shares [Member] | T-BILLS, AA+ [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.86%
Class C Shares [Member] | US Bank Admin & Margin, A-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Class C Shares [Member] | UBS Margin, A-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
Class C Shares [Member] | Merrill Lynch Margin, A-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%
Class C Shares [Member] | BOA Margin, A-2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
Class C Shares [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class C Shares [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class C Shares [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Class C Shares [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Class C Shares [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class C Shares [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
CLASS I SHARES [Member] | T-BILLS, AA+ [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.36%
CLASS I SHARES [Member] | US Bank Admin & Margin, A-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CLASS I SHARES [Member] | Soc Gen Margin, A-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.62%
CLASS I SHARES [Member] | Vanguard S&P 500 ETF, Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.66%
CLASS I SHARES [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
CLASS I SHARES [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
CLASS I SHARES [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
CLASS I SHARES [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
CLASS I SHARES [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
CLASS I SHARES [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
CLASS A SHARES [Member] | T-BILLS, AA+ [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.36%
CLASS A SHARES [Member] | US Bank Admin & Margin, A-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CLASS A SHARES [Member] | Soc Gen Margin, A-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.62%
CLASS A SHARES [Member] | Vanguard S&P 500 ETF, Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.66%
CLASS A SHARES [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
CLASS A SHARES [Member] | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
CLASS A SHARES [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
CLASS A SHARES [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
CLASS A SHARES [Member] | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
CLASS A SHARES [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
CLASS C SHARES [Member] | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.36%
CLASS C SHARES [Member] | A-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CLASS C SHARES [Member] | A-1_ [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.62%
CLASS C SHARES [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.66%
CLASS C SHARES [Member] | Agricultural Products [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
CLASS C SHARES [Member] | Currency [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
CLASS C SHARES [Member] | Energy_ Member
Holdings [Line Items]
Percent of Total Investments	14.70%
CLASS C SHARES [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%
CLASS C SHARES [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
CLASS C SHARES [Member] | Metals [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Adara Smaller Companies Fund [Member] | Praxis Precision Medicines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Adara Smaller Companies Fund [Member] | Applied Optoelectronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Adara Smaller Companies Fund [Member] | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Adara Smaller Companies Fund [Member] | Natural Gas Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Adara Smaller Companies Fund [Member] | nLight, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | Northeast Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | Alico, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | American Public Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | White Mountains Insurance Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Adara Smaller Companies Fund [Member] | Consumer, Non-cyclical [Member[
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Adara Smaller Companies Fund [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Adara Smaller Companies Fund [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Adara Smaller Companies Fund [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Adara Smaller Companies Fund [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Adara Smaller Companies Fund [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Adara Smaller Companies Fund [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Adara Smaller Companies Fund [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Adara Smaller Companies Fund [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Aquarius International Fund [Member] | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Aquarius International Fund [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Aquarius International Fund [Member] | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Aquarius International Fund [Member] | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Aquarius International Fund [Member] | Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Aquarius International Fund [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Aquarius International Fund [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Aquarius International Fund [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Aquarius International Fund [Member] | Roche Holdings AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Aquarius International Fund [Member] | Kioxia Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Aquarius International Fund [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Aquarius International Fund [Member] | Consumer, Non-cyclical [Member[
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Aquarius International Fund [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Aquarius International Fund [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Aquarius International Fund [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Aquarius International Fund [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Aquarius International Fund [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Aquarius International Fund [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Aquarius International Fund [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Aquarius International Fund [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
INSTITUTIONAL [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
INSTITUTIONAL [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
INSTITUTIONAL [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
INSTITUTIONAL [Member] | Corpay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INSTITUTIONAL [Member] | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INSTITUTIONAL [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
INSTITUTIONAL [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
INSTITUTIONAL [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
INSTITUTIONAL [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
INSTITUTIONAL [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
INSTITUTIONAL [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
INSTITUTIONAL [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
INSTITUTIONAL [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
INSTITUTIONAL [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
INSTITUTIONAL [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INVESTOR [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
INVESTOR [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
INVESTOR [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
INVESTOR [Member] | Corpay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INVESTOR [Member] | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INVESTOR [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INVESTOR [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INVESTOR [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
INVESTOR [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
INVESTOR [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
INVESTOR [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
INVESTOR [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
INVESTOR [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
INVESTOR [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
INVESTOR [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
INVESTOR [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INVESTOR [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
INSTITUTIONAL [Member] | FirstCash Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INSTITUTIONAL [Member] | Bel Fuse, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
INSTITUTIONAL [Member] | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
INSTITUTIONAL [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
INSTITUTIONAL [Member] | National Energy Services Reunited Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INSTITUTIONAL [Member] | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INSTITUTIONAL [Member] | Laureate Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INSTITUTIONAL [Member] | Granite Construction, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INSTITUTIONAL [Member] | Nicolet Bankshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INSTITUTIONAL [Member] | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INSTITUTIONAL [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
INSTITUTIONAL [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
INSTITUTIONAL [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
INSTITUTIONAL [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
INSTITUTIONAL [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
INSTITUTIONAL [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
INSTITUTIONAL [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
INSTITUTIONAL [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
INSTITUTIONAL [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
INSTITUTIONAL [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INVESTOR [Member] | FirstCash Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INVESTOR [Member] | Bel Fuse, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
INVESTOR [Member] | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
INVESTOR [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
INVESTOR [Member] | National Energy Services Reunited Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INVESTOR [Member] | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INVESTOR [Member] | Laureate Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INVESTOR [Member] | Granite Construction, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INVESTOR [Member] | Nicolet Bankshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INVESTOR [Member] | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
INVESTOR [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
INVESTOR [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
INVESTOR [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
INVESTOR [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
INVESTOR [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
INVESTOR [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
INVESTOR [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
INVESTOR [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
INVESTOR [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
INVESTOR [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class [Member] | BKV Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Class [Member] | Teradata Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Class [Member] | Ultra Clean Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class [Member] | Tri Pointe Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class [Member] | National Vision Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class [Member] | Innoviva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class [Member] | Broadstone Net Lease, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Class [Member] | PTC Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Class [Member] | BGC Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class [Member] | Star Bulk Carriers Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Institutional Class [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Institutional Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Institutional Class [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
INSTITUTIONAL [Member] | BKV Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
INSTITUTIONAL [Member] | Teradata Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
INSTITUTIONAL [Member] | Ultra Clean Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | PTC Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INSTITUTIONAL [Member] | BGC Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | Option Care Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | Enterprise Financial Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | WesBanco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL [Member] | Scorpio Tankers, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INSTITUTIONAL [Member] | BrightView Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INSTITUTIONAL [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
INSTITUTIONAL [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
INSTITUTIONAL [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
INSTITUTIONAL [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
INSTITUTIONAL [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
INSTITUTIONAL [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
INSTITUTIONAL [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
INSTITUTIONAL [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
INSTITUTIONAL [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
INSTITUTIONAL [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Institutional Class [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class [Member] | Rexel SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | Nordea Bank Abp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | SPIE SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class [Member] | Tesco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class [Member] | TOTAL SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Institutional Class [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Institutional Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
INSTITUTIONAL [Member] | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INSTITUTIONAL [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INSTITUTIONAL [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INSTITUTIONAL [Member] | BGC Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INSTITUTIONAL [Member] | Galliford Try Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
INSTITUTIONAL [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | Fairfax Financial Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL [Member] | Hamilton Insurance Group Ltd. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL [Member] | KB Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL [Member] | Photronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INSTITUTIONAL [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
INSTITUTIONAL [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
INSTITUTIONAL [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
INSTITUTIONAL [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
INSTITUTIONAL [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INSTITUTIONAL [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
INSTITUTIONAL [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
INSTITUTIONAL [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
INSTITUTIONAL [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
INSTITUTIONAL [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
INVESTOR [Member] | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INVESTOR [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INVESTOR [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INVESTOR [Member] | BGC Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INVESTOR [Member] | Galliford Try Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
INVESTOR [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | Fairfax Financial Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR [Member] | Hamilton Insurance Group Ltd. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INVESTOR [Member] | KB Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INVESTOR [Member] | Photronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INVESTOR [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
INVESTOR [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
INVESTOR [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
INVESTOR [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
INVESTOR [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INVESTOR [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
INVESTOR [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
INVESTOR [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
INVESTOR [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
INVESTOR [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class [Member] | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class [Member] | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Class [Member] | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Institutional Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Institutional Class [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Institutional Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Institutional Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Institutional Class [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Investor Class [Member] | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investor Class [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investor Class [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investor Class [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investor Class [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investor Class [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investor Class [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investor Class [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Investor Class [Member] | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investor Class [Member] | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investor Class [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Investor Class [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Investor Class [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Investor Class [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Investor Class [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Class [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Investor Class [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Investor Class [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Investor Class [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Investor Class [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A Shares [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Class A Shares [Member] | BlackRock Liquidity Funds T-Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A Shares [Member] | NOK/USD FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A Shares [Member] | London Metals - Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A Shares [Member] | BRL/USD FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A Shares [Member] | USD/ZAR FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class A Shares [Member] | Long Gilt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class A Shares [Member] | GBP/USD FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class A Shares [Member] | HUF/USD FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class A Shares [Member] | Low Sulphur Gas Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
Class A Shares [Member] | Commodities [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
Class A Shares [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
Class A Shares [Member] | Fixed Income_ Member
Holdings [Line Items]
Percent of Total Investments	5.00%
Class C Shares [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Class C Shares [Member] | BlackRock Liquidity Funds T-Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C Shares [Member] | NOK/USD FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C Shares [Member] | London Metals - Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C Shares [Member] | BRL/USD FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C Shares [Member] | USD/ZAR FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class C Shares [Member] | Long Gilt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class C Shares [Member] | GBP/USD FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class C Shares [Member] | HUF/USD FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class C Shares [Member] | Low Sulphur Gas Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C Shares [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
Class C Shares [Member] | Commodities [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
Class C Shares [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
Class C Shares [Member] | Fixed Income_ Member
Holdings [Line Items]
Percent of Total Investments	5.00%
Class I Shares [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Class I Shares [Member] | BlackRock Liquidity Funds T-Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I Shares [Member] | NOK/USD FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I Shares [Member] | London Metals - Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I Shares [Member] | BRL/USD FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I Shares [Member] | USD/ZAR FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class I Shares [Member] | Long Gilt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class I Shares [Member] | GBP/USD FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class I Shares [Member] | HUF/USD FWD 20260318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class I Shares [Member] | Low Sulphur Gas Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I Shares [Member] | Equities [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%
Class I Shares [Member] | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Class I Shares [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Class I Shares [Member] | Fixed Income_ Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
ETF Class Shares [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ETF Class Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m US Treasury 6 Month Bill ETF [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m US Treasury 6 Month Bill ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m US Treasury 12 Month Bill ETF [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m US Treasury 12 Month Bill ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m US Treasury 2 Year Note ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m US Treasury 2 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
F/m US Treasury 2 Year Note ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m US Treasury 3 Year Note ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
F/m US Treasury 3 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
F/m US Treasury 3 Year Note ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
F/m US Treasury 5 Year Note ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
F/m US Treasury 5 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m US Treasury 5 Year Note ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
F/m US Treasury 7 Year Note ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
F/m US Treasury 7 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
F/m US Treasury 7 Year Note ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
F/m US Treasury 10 Year Note ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
F/m US Treasury 10 Year Note ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m US Treasury 10 Year Note ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
F/m US Treasury 20 Year Bond ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
F/m US Treasury 20 Year Bond ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m US Treasury 20 Year Bond ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
F/m US Treasury 30 Year Bond ETF [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
F/m US Treasury 30 Year Bond ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m US Treasury 30 Year Bond ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | WEC Energy Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Packaging Corp. of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Leggett & Platt, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | CNO Global Funding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Arthur J Gallagher & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | eBay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Steel Dynamics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Public Service Enterprise Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
F/m 2-Year Investment Grade Corporate Bond ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Aircastle Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Rogers Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Bristol-Myers Squibb Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | American Homes 4 Rent LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | BAT International Finance PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Florida Power & Light Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | ERAC USA Finance LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | PacifiCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
F/m 3-Year Investment Grade Corporate Bond ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Southern California Edison Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Colonial Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Merck & Co Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
F/m 10-Year Investment Grade Corporate Bond ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Institutional Shares [Member] | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Institutional Shares [Member] | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Institutional Shares [Member] | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Institutional Shares [Member] | Tennessee Valley Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Shares [Member] | Westlake Automobile Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Shares [Member] | Taco Bell Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Shares [Member] | QTS Issuer ABS I LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Shares [Member] | Provident Funding Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Shares [Member] | DB Master Finance Parent LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Shares [Member] | RCKT Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Shares [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Shares [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Institutional Shares [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Institutional Shares [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Institutional Shares [Member] | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
F/m Opportunistic Income ETF [Member] | Fm Ultrashort Treasury Inflation Protected Security TIPSETF1 Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
F/m Opportunistic Income ETF [Member] | Celanese US Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
F/m Opportunistic Income ETF [Member] | Dell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
F/m Opportunistic Income ETF [Member] | Transcanada Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
F/m Opportunistic Income ETF [Member] | Viatris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
F/m Opportunistic Income ETF [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
F/m Opportunistic Income ETF [Member] | Antares Holdings LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
F/m Opportunistic Income ETF [Member] | Occidental Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
F/m Opportunistic Income ETF [Member] | Concentrix Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
F/m Opportunistic Income ETF [Member] | Leidos Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
F/m Opportunistic Income ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
F/m Opportunistic Income ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
F/m Opportunistic Income ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
F/m Opportunistic Income ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
F/m Opportunistic Income ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
F/m Opportunistic Income ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
F/m Opportunistic Income ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
F/m Opportunistic Income ETF [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
F/m Opportunistic Income ETF [Member] | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
F/m Opportunistic Income ETF [Member] | US Municipal [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Institutional Shares [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Institutional Shares [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Institutional Shares [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Institutional Shares [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Institutional Shares [Member] | Fm USTreasury6 Month Bill ETF1 Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Institutional Shares [Member] | Astera Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Institutional Shares [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Shares [Member] | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Shares [Member] | United Parcel Service, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Shares [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Institutional Shares [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Institutional Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Institutional Shares [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Institutional Shares [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Shares [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Investor Shares [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Investor Shares [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Investor Shares [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Investor Shares [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Investor Shares [Member] | Fm USTreasury6 Month Bill ETF1 Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Investor Shares [Member] | Astera Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Investor Shares [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Investor Shares [Member] | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Investor Shares [Member] | United Parcel Service, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Investor Shares [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Investor Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Investor Shares [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Investor Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Investor Shares [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Investor Shares [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Investor Shares [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Shares [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Investor Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
F/m Emerald Life Sciences Innovation ETF [Member] | Cogent Biosciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
F/m Emerald Life Sciences Innovation ETF [Member] | LivaNova PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
F/m Emerald Life Sciences Innovation ETF [Member] | TransMedics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
F/m Emerald Life Sciences Innovation ETF [Member] | Mirum Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
F/m Emerald Life Sciences Innovation ETF [Member] | Travere Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
F/m Emerald Life Sciences Innovation ETF [Member] | Spyre Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
F/m Emerald Life Sciences Innovation ETF [Member] | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
F/m Emerald Life Sciences Innovation ETF [Member] | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
F/m Emerald Life Sciences Innovation ETF [Member] | WaVe Life Sciences Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
F/m Emerald Life Sciences Innovation ETF [Member] | Savara, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
F/m Emerald Life Sciences Innovation ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
F/m Emerald Life Sciences Innovation ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF [Member] | United States Treasury Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
F/m Compoundr High Yield Bond ETF [Member] | Counterpoint High Yield Trend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
F/m Compoundr High Yield Bond ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m Compoundr U.S. Aggregate Bond ETF [Member] | Dimensional Core Fixed Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
F/m Compoundr U.S. Aggregate Bond ETF [Member] | Fidelity Total Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
F/m Compoundr U.S. Aggregate Bond ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m High Yield 100 ETF [Member] | Celanese US Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Hilcorp Energy I LP / Hilcorp Finance Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Sirius XM Radio LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Asurion LLC and Asurion Co.-Issuer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | MPT Operating Partnership LP / MPT Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Allied Universal Holdco LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Wynn Macau Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Herc Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
F/m High Yield 100 ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
F/m High Yield 100 ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
F/m High Yield 100 ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
F/m High Yield 100 ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
F/m High Yield 100 ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
F/m High Yield 100 ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
F/m High Yield 100 ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
F/m High Yield 100 ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
F/m High Yield 100 ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
F/m High Yield 100 ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Institutional Class Shares [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Institutional Class Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
F/m Ultrashort Tax-Free Municipal ETF [Member] | Los Angeles County Public Works Financing Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
F/m Ultrashort Tax-Free Municipal ETF [Member] | State of Illinois [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
F/m Ultrashort Tax-Free Municipal ETF [Member] | North Carolina Municipal Power Agency No 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
F/m Ultrashort Tax-Free Municipal ETF [Member] | City of Houston TX Combined Utility System Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
F/m Ultrashort Tax-Free Municipal ETF [Member] | San Jose Evergreen Community College District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
F/m Ultrashort Tax-Free Municipal ETF [Member] | Illinois Finance Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
F/m Ultrashort Tax-Free Municipal ETF [Member] | Michigan Finance Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
F/m Ultrashort Tax-Free Municipal ETF [Member] | New Jersey Educational Facilities Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
F/m Ultrashort Tax-Free Municipal ETF [Member] | California Health Facilities Financing Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
F/m Ultrashort Tax-Free Municipal ETF [Member] | Houston Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
F/m Ultrashort Tax-Free Municipal ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
F/m Ultrashort Tax-Free Municipal ETF [Member] | US Municipal [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Institutional Class [Member] | DFA U.S. Small Cap Value Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Institutional Class [Member] | Dimensional U.S. Large Cap Value Portfolio III - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Institutional Class [Member] | DFA U.S. Small Cap Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Institutional Class [Member] | DFA U.S. Micro Cap Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Institutional Class [Member] | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Institutional Class [Member] | iShares MSCI USA Value Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Institutional Class [Member] | U.S. Large Cap Value Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Institutional Class [Member] | DFA U.S. Large Company Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Institutional Class [Member] | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class [Member] | US Large Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Institutional Class [Member] | US Small Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
Institutional Class [Member] | US Micro Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Institutional Class [Member] | Short Term and other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class [Member] | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class [Member] | DFA International Small Cap Value Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
Institutional Class [Member] | DFA International Value Portfolio III - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Institutional Class [Member] | International Value Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Institutional Class [Member] | Dimensional International Small Cap ETF - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Institutional Class [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Class [Member] | DFA Emerging Markets Value Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class [Member] | DFA Emerging Markets Small Cap Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class [Member] | Short Term and other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class [Member] | Developed Small [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Institutional Class [Member] | Developed Large [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Institutional Class [Member] | Emerging Large [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Institutional Class [Member] | Emerging Small [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class [Member] | Invesco Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Institutional Class [Member] | DFA Two-Year Global Fixed Income Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Institutional Class [Member] | iShares 1-5 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Institutional Class [Member] | iShares Core International Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Institutional Class [Member] | DFA One-Year Fixed Income Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Institutional Class [Member] | DFA Intermediate Government Fixed Income Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class [Member] | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class [Member] | Dimensional Inflation-Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class [Member] | DFA Short-Term Government Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class [Member] | Short Term and other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Institutional Class [Member] | Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Institutional Class [Member] | US Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Institutional Class [Member] | US Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Class [Member] | Inflation Protected [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class [Member] | DFA U.S. Small Cap Value Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Class [Member] | Dimensional U.S. Large Cap Value Portfolio III - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Institutional Class [Member] | DFA U.S. Small Cap Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class [Member] | DFA U.S. Micro Cap Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class [Member] | DFA U.S. Large Company Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Institutional Class [Member] | DFA Investment VA U.S. Targeted Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Institutional Class [Member] | DFA Investment VA U.S. Large Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Class [Member] | STIT-Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class [Member] | US Large Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Institutional Class [Member] | US Small Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Institutional Class [Member] | US Micro Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class [Member] | Short Term and other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class [Member] | DFA International Small Cap Value Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Institutional Class [Member] | DFA International Value Portfolio III - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Institutional Class [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Class [Member] | DFA Emerging Markets Value Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class [Member] | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class [Member] | DFA Emerging Markets Small Cap Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class [Member] | STIT-Government & Agency Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class [Member] | DFA Investment VA International Small Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Institutional Class [Member] | DFA Investment VA International Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class [Member] | Short Term and other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Class [Member] | Developed Small [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Institutional Class [Member] | Developed Large [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Institutional Class [Member] | Emerging Large [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Institutional Class [Member] | Emerging Small [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class [Member] | DFA Two-Year Global Fixed Income Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Institutional Class [Member] | iShares 1-5 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Institutional Class [Member] | iShares Core International Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class [Member] | DFA One-Year Fixed Income Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Institutional Class [Member] | DFA Intermediate Government Fixed Income Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class [Member] | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class [Member] | Dimensional Inflation-Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class [Member] | DFA Short-Term Government Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class [Member] | DFA Investment Global Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Class [Member] | Short Term and other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Institutional Class [Member] | Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Institutional Class [Member] | US Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Institutional Class [Member] | US Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Class [Member] | Inflation Protected [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Motley Fool Global Opportunities ETF [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Motley Fool Global Opportunities ETF [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Motley Fool Global Opportunities ETF [Member] | International Container Terminal Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Motley Fool Global Opportunities ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Motley Fool Global Opportunities ETF [Member] | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Motley Fool Global Opportunities ETF [Member] | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Motley Fool Global Opportunities ETF [Member] | Nintendo Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Motley Fool Global Opportunities ETF [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Motley Fool Global Opportunities ETF [Member] | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Motley Fool Global Opportunities ETF [Member] | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Motley Fool Global Opportunities ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Motley Fool Global Opportunities ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Motley Fool Global Opportunities ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Motley Fool Global Opportunities ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Motley Fool Global Opportunities ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Motley Fool Global Opportunities ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Motley Fool Global Opportunities ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Motley Fool Global Opportunities ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Motley Fool Global Opportunities ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Motley Fool Global Opportunities ETF [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Motley Fool Mid-Cap Growth ETF [Member] | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Motley Fool Mid-Cap Growth ETF [Member] | QXO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Motley Fool Mid-Cap Growth ETF [Member] | GXO Logistics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Motley Fool Mid-Cap Growth ETF [Member] | DexCom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Motley Fool Mid-Cap Growth ETF [Member] | Broadridge Financial Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Mid-Cap Growth ETF [Member] | Penumbra, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Motley Fool Mid-Cap Growth ETF [Member] | SBA Communications Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Motley Fool Mid-Cap Growth ETF [Member] | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Motley Fool Mid-Cap Growth ETF [Member] | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Motley Fool Mid-Cap Growth ETF [Member] | Toast, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Motley Fool Mid-Cap Growth ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Motley Fool Mid-Cap Growth ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Motley Fool Mid-Cap Growth ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Motley Fool Mid-Cap Growth ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Motley Fool Mid-Cap Growth ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Motley Fool Mid-Cap Growth ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Motley Fool Mid-Cap Growth ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Motley Fool Mid-Cap Growth ETF [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Motley Fool 100 Index ETF [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Motley Fool 100 Index ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Motley Fool 100 Index ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Motley Fool 100 Index ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Motley Fool 100 Index ETF [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Motley Fool 100 Index ETF [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Motley Fool 100 Index ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Motley Fool 100 Index ETF [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Motley Fool 100 Index ETF [Member] | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Motley Fool 100 Index ETF [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Motley Fool 100 Index ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Motley Fool 100 Index ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Motley Fool 100 Index ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Motley Fool 100 Index ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Motley Fool 100 Index ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Motley Fool 100 Index ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Motley Fool 100 Index ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Motley Fool 100 Index ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Motley Fool 100 Index ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Motley Fool 100 Index ETF [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Motley Fool Small-Cap Growth ETF [Member] | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Motley Fool Small-Cap Growth ETF [Member] | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Motley Fool Small-Cap Growth ETF [Member] | QXO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Motley Fool Small-Cap Growth ETF [Member] | GXO Logistics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Motley Fool Small-Cap Growth ETF [Member] | Penumbra, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Motley Fool Small-Cap Growth ETF [Member] | Toast, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Motley Fool Small-Cap Growth ETF [Member] | Hexcel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Motley Fool Small-Cap Growth ETF [Member] | IPG Photonics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Motley Fool Small-Cap Growth ETF [Member] | Herc Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Motley Fool Small-Cap Growth ETF [Member] | Alphatec Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Motley Fool Small-Cap Growth ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Motley Fool Small-Cap Growth ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Motley Fool Small-Cap Growth ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Motley Fool Small-Cap Growth ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Motley Fool Small-Cap Growth ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Motley Fool Small-Cap Growth ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Motley Fool Small-Cap Growth ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Motley Fool Small-Cap Growth ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Motley Fool Small-Cap Growth ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Motley Fool Small-Cap Growth ETF [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Motley Fool Capital Efficiency 100 Index ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Motley Fool Capital Efficiency 100 Index ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Motley Fool Next Index ETF [Member] | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Motley Fool Next Index ETF [Member] | Ubiquiti, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Motley Fool Next Index ETF [Member] | Westinghouse Air Brake Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Motley Fool Next Index ETF [Member] | Sysco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Motley Fool Next Index ETF [Member] | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Motley Fool Next Index ETF [Member] | HEICO Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Motley Fool Next Index ETF [Member] | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Motley Fool Next Index ETF [Member] | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Motley Fool Next Index ETF [Member] | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Motley Fool Next Index ETF [Member] | Interactive Brokers Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Motley Fool Next Index ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Motley Fool Next Index ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Motley Fool Next Index ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Motley Fool Next Index ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Motley Fool Next Index ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Motley Fool Next Index ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Motley Fool Next Index ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Motley Fool Next Index ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Motley Fool Next Index ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Motley Fool Next Index ETF [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Motley Fool Momentum Factor ETF [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Momentum Factor ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Motley Fool Momentum Factor ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Motley Fool Momentum Factor ETF [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Momentum Factor ETF [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Momentum Factor ETF [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Motley Fool Momentum Factor ETF [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Motley Fool Momentum Factor ETF [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Motley Fool Momentum Factor ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Motley Fool Momentum Factor ETF [Member] | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Motley Fool Momentum Factor ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Motley Fool Momentum Factor ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Motley Fool Momentum Factor ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
Motley Fool Momentum Factor ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Motley Fool Momentum Factor ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Motley Fool Momentum Factor ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Motley Fool Momentum Factor ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Motley Fool Momentum Factor ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Motley Fool Momentum Factor ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Motley Fool Momentum Factor ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Motley Fool Value Factor ETF [Member] | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Motley Fool Value Factor ETF [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Motley Fool Value Factor ETF [Member] | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Motley Fool Value Factor ETF [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Motley Fool Value Factor ETF [Member] | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Motley Fool Value Factor ETF [Member] | HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Motley Fool Value Factor ETF [Member] | T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Motley Fool Value Factor ETF [Member] | Walt Disney Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Motley Fool Value Factor ETF [Member] | NIKE, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Motley Fool Value Factor ETF [Member] | Adobe Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Motley Fool Value Factor ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Motley Fool Value Factor ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Motley Fool Value Factor ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Motley Fool Value Factor ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Motley Fool Value Factor ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Motley Fool Value Factor ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Motley Fool Value Factor ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Motley Fool Value Factor ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Motley Fool Value Factor ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Motley Fool Value Factor ETF [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Motley Fool Innovative Growth Factor ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Motley Fool Innovative Growth Factor ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Motley Fool Innovative Growth Factor ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Motley Fool Innovative Growth Factor ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Motley Fool Innovative Growth Factor ETF [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Motley Fool Innovative Growth Factor ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Motley Fool Innovative Growth Factor ETF [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Motley Fool Innovative Growth Factor ETF [Member] | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Motley Fool Innovative Growth Factor ETF [Member] | TJX Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Motley Fool Innovative Growth Factor ETF [Member] | AppLovin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Motley Fool Innovative Growth Factor ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Motley Fool Innovative Growth Factor ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Motley Fool Innovative Growth Factor ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Motley Fool Innovative Growth Factor ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Motley Fool Innovative Growth Factor ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Motley Fool Innovative Growth Factor ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Motley Fool Innovative Growth Factor ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Motley Fool Innovative Growth Factor ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Motley Fool Innovative Growth Factor ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Motley Fool Innovative Growth Factor ETF [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SGI U.S. Large Cap Core ETF [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SGI U.S. Large Cap Core ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
SGI U.S. Large Cap Core ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
SGI U.S. Large Cap Core ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SGI U.S. Large Cap Core ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SGI U.S. Large Cap Core ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SGI U.S. Large Cap Core ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SGI U.S. Large Cap Core ETF [Member] | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
SGI U.S. Large Cap Core ETF [Member] | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SGI U.S. Large Cap Core ETF [Member] | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SGI U.S. Large Cap Core ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SGI U.S. Large Cap Core ETF [Member] | Consumer, Non-cyclical [Member[
Holdings [Line Items]
Percent of Net Asset Value	14.20%
SGI U.S. Large Cap Core ETF [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
SGI U.S. Large Cap Core ETF [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
SGI U.S. Large Cap Core ETF [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
SGI U.S. Large Cap Core ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
SGI U.S. Large Cap Core ETF [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SGI U.S. Large Cap Core ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
SGI U.S. Large Cap Core ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SGI U.S. Large Cap Core ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SGI Dynamic Tactical ETF [Member] | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
SGI Dynamic Tactical ETF [Member] | SGIUSLarge Cap Core ETF_ Member
Holdings [Line Items]
Percent of Net Asset Value	30.50%
SGI Dynamic Tactical ETF [Member] | iShares U.S. Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
SGI Dynamic Tactical ETF [Member] | iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
SGI Dynamic Tactical ETF [Member] | iShares MSCI USA Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
SGI Dynamic Tactical ETF [Member] | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
SGI Dynamic Tactical ETF [Member] | Vanguard Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SGI Dynamic Tactical ETF [Member] | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SGI Dynamic Tactical ETF [Member] | iShares MSCI ACWI ex U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SGI Dynamic Tactical ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SGI Dynamic Tactical ETF [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
SGI Dynamic Tactical ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
SGI Dynamic Tactical ETF [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SGI Dynamic Tactical ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SGI Dynamic Tactical ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SGI Dynamic Tactical ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SGI Dynamic Tactical ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
SGI Dynamic Tactical ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
SGI Dynamic Tactical ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
SGI Dynamic Tactical ETF [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
SGI Dynamic Tactical ETF [Member] | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I [Member] | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I [Member] | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I [Member] | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I [Member] | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I [Member] | Monster Beverage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I [Member] | Consumer, Non-cyclical [Member[
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Class I [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class I [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class I [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class I [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class I [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class I [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class I [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class I [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class A [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A [Member] | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A [Member] | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class A [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A [Member] | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A [Member] | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A [Member] | Monster Beverage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A [Member] | Consumer, Non-cyclical [Member[
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Class A [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class A [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class A [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class A [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class A [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class A [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class A [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class C [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C [Member] | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C [Member] | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C [Member] | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class C [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C [Member] | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C [Member] | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C [Member] | Monster Beverage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C [Member] | Consumer, Non-cyclical [Member[
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Class C [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class C [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class C [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class C [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class C [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class C [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Class C [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class I Shares [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I Shares [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I Shares [Member] | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I Shares [Member] | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class I Shares [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I Shares [Member] | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I Shares [Member] | Monster Beverage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I Shares [Member] | United Microelectronics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I Shares [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I Shares [Member] | Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I Shares [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I Shares [Member] | Consumer, Non-cyclical [Member[
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Class I Shares [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I Shares [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class I Shares [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class I Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class I Shares [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I Shares [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class I Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class I Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I Shares [Member] | Tri Pointe Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares [Member] | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class I Shares [Member] | Everus Construction Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I Shares [Member] | Rogers Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I Shares [Member] | Teekay Tankers Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I Shares [Member] | Kulicke & Soffa Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares [Member] | Andersons, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares [Member] | Benchmark Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares [Member] | Griffon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares [Member] | Mueller Water Products, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I Shares [Member] | Consumer, Non-cyclical [Member[
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Class I Shares [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Class I Shares [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Class I Shares [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class I Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class I Shares [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class I Shares [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class I Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I Shares [Member] | SGIUSLarge Cap Core ETF_ Member
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Class I Shares [Member] | SGIEnhanced Nasdaq100 ETF_ Member
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Class I Shares [Member] | SGISmall Cap Core Fund_ Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Class I Shares [Member] | SGIDynamic Tactical ETF_ Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class I Shares [Member] | SGIEnhanced Market Leaders ETF_ Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class I Shares [Member] | SGIEnhanced Global Income ETF_ Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class I Shares [Member] | SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I Shares [Member] | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I Shares [Member] | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I Shares [Member] | SPDR Portfolio Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I Shares [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I Shares [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Class I Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Class I Shares [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I Shares [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class I Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I Shares [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class I Shares [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class I Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class I Shares [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I Shares [Member] | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I Shares [Member] | Alternative Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I Shares [Member] | SGIUSLarge Cap Core ETF_ Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I Shares [Member] | SGISmall Cap Core Fund_ Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class I Shares [Member] | SGIDynamic Tactical ETF_ Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I Shares [Member] | SGIEnhanced Global Income ETF_ Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class I Shares [Member] | SGIUSLarge Cap Equity Fund_ Member
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Class I Shares [Member] | SGIEnhanced Core ETF_ Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Class I Shares [Member] | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Class I Shares [Member] | SGIGlobal Equity Fund_ Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class I Shares [Member] | State Street Blackstone Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I Shares [Member] | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I Shares [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I Shares [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Class I Shares [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I Shares [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class I Shares [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I Shares [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I Shares [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class I Shares [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I Shares [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class I Shares [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I Shares [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Class I Shares [Member] | Real Estate_[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I Shares [Member] | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Class I Shares [Member] | Alternative Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
SGI Enhanced Core ETF [Member] | Vanguard Treasury Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
SGI Enhanced Core ETF [Member] | Vanguard Federal Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
SGI Enhanced Core ETF [Member] | North Capital Treasury Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
SGI Enhanced Core ETF [Member] | PIMCO Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
SGI Enhanced Core ETF [Member] | Fidelity Government Cash Reserves [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
SGI Enhanced Core ETF [Member] | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
SGI Enhanced Core ETF [Member] | T Rowe Price US Treasury Money Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Core ETF [Member] | S&P 500 Index (Short) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Core ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SGI Enhanced Global Income ETF [Member] | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SGI Enhanced Global Income ETF [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SGI Enhanced Global Income ETF [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SGI Enhanced Global Income ETF [Member] | Merck & Co Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SGI Enhanced Global Income ETF [Member] | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SGI Enhanced Global Income ETF [Member] | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SGI Enhanced Global Income ETF [Member] | WisdomTree Emerging Markets High Dividend Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SGI Enhanced Global Income ETF [Member] | iShares Emerging Markets Dividend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SGI Enhanced Global Income ETF [Member] | State Street SPDR S&P Emerging Markets Dividend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SGI Enhanced Global Income ETF [Member] | Magna International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SGI Enhanced Global Income ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
SGI Enhanced Global Income ETF [Member] | Consumer, Non-cyclical [Member[
Holdings [Line Items]
Percent of Net Asset Value	17.80%
SGI Enhanced Global Income ETF [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SGI Enhanced Global Income ETF [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
SGI Enhanced Global Income ETF [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
SGI Enhanced Global Income ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SGI Enhanced Global Income ETF [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SGI Enhanced Global Income ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SGI Enhanced Global Income ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SGI Enhanced Global Income ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
SGI Enhanced Nasdaq-100 ETF [Member] | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
SGI Enhanced Nasdaq-100 ETF [Member] | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
SGI Enhanced Nasdaq-100 ETF [Member] | S&P 500 Index (Short) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Nasdaq-100 ETF [Member] | Micro E-Mini Nasdaq 100 Future Mar 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Nasdaq-100 ETF [Member] | Nasdaq 100 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
SGI Enhanced Nasdaq-100 ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SGI Enhanced Nasdaq-100 ETF [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
SGI Enhanced Nasdaq-100 ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
SGI Enhanced Nasdaq-100 ETF [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
SGI Enhanced Nasdaq-100 ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
SGI Enhanced Nasdaq-100 ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SGI Enhanced Nasdaq-100 ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SGI Enhanced Nasdaq-100 ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SGI Enhanced Nasdaq-100 ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SGI Enhanced Nasdaq-100 ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SGI Enhanced Nasdaq-100 ETF [Member] | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
SGI Enhanced Market Leaders ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
SGI Enhanced Market Leaders ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
SGI Enhanced Market Leaders ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
SGI Enhanced Market Leaders ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SGI Enhanced Market Leaders ETF [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SGI Enhanced Market Leaders ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SGI Enhanced Market Leaders ETF [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
SGI Enhanced Market Leaders ETF [Member] | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
SGI Enhanced Market Leaders ETF [Member] | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
SGI Enhanced Market Leaders ETF [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SGI Enhanced Market Leaders ETF [Member] | Energy_ Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
SGI Enhanced Market Leaders ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SGI Enhanced Market Leaders ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SGI Enhanced Market Leaders ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
SGI Enhanced Market Leaders ETF [Member] | Health Care_[Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
SGI Enhanced Market Leaders ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
SGI Enhanced Market Leaders ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
SGI Enhanced Market Leaders ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
SGI Enhanced Market Leaders ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
SGI Enhanced Market Leaders ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%